Derivatives	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Note 13 - Derivatives
In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest has utilized fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts qualify as derivative instruments; however, because the contract price is the prevailing price at the future transaction date, the contract has no determinable fair value. The Swaps’ contract prices are determined at the beginning of each month to reflect that month’s published first of month index price and are recorded at fair value. Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.
Southwest historically utilized fixed-price contracts and Swaps under its volatility mitigation programs to effectively fix the price on a portion of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, with the longest maturity date of the Swaps being October 2020. Management does not currently anticipate entering into new Swaps in the near term. Regarding existing Swap arrangements, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below:

	December 31,
(Thousands of dekatherms)	2019	2018
Contract notional amounts	11,965	13,387

The following table presents the amounts paid to and received from counterparties for settlements of matured Swaps:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Paid to counterparties	$10,438	$6,781	$3,100
Received from counterparties	$1,352	$606	$1,685

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, unrealized gains and losses in fair value of the Swaps are recorded as a regulatory asset and/or liability. When the Swaps mature, any prior positions held are reversed and the settled position is recorded as an increase or decrease of purchased gas under the related purchase gas adjustment (“PGA”) mechanism in determining the deferred PGA balances. Neither changes in fair value nor settled amounts of Swaps have a direct effect on earnings or other comprehensive income, since following settlement, amounts are reflected in Net cost of gas sold at the same time they are included in Gas operating revenues through updates to the PGA component of rates.
Previously, Southwest entered into forward-starting interest rate swaps (“FSIRS”), the settled positions for which are immaterial and continue to be amortized from Accumulated other comprehensive income (loss) into interest expense.
The estimated fair value of Southwest’s Swaps was determined at December 31, 2019 and 2018 using futures settlement prices for the delivery of natural gas at Henry Hub adjusted by the price of future settlement bases, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs are observable in the marketplace throughout the full term of the Swaps and have been credit-risk adjusted with no significant impact to the overall fair value measurement. The following table sets forth the fair value of the Swaps and their location in the Consolidated Balance Sheets for both the Company and Southwest. It also sets forth the location of regulatory assets or liabilities offsetting, dollar-for-dollar, the fair value of the Swaps (pursuant to Southwest’s rate-regulation).
Fair values of derivatives not designated as hedging instruments:

(Thousands of dollars)
December 31, 2019
Swap Position
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total	Offsetting Balance Sheet Location (Regulatory Asset/(Liability))
Swaps	Other current liabilities	$3	$(10,954)	$(10,951)	Prepaid and other current assets
Total		$3	$(10,954)	$(10,951)

December 31, 2018
Swap Position
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total	Offsetting Balance Sheet Location (Regulatory Asset/(Liability))
Swaps	Prepaid and other current assets	$243	$(99)	$144	Other current liabilities
Swaps	Other current liabilities	1,595	(3,347)	(1,752)	Prepaid and other current assets
Swaps	Other deferred credits	141	(251)	(110)	Deferred charges and other assets
Total		$1,979	$(3,697)	$(1,718)

Master netting arrangements exist with each counterparty that provide for the net settlement (in the settlement month) of all contracts through a single payment. As applicable, management has elected to reflect the net amounts in the Consolidated Balance Sheets. No outstanding collateral associated with the Swaps existed during any period presented in the above table.